Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 94 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US Value Momentum ETF

VictoryShares US Small Mid Cap Value Momentum ETF

VictoryShares International Value Momentum ETF

VictoryShares Emerging Markets Value Momentum ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 61 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Free Cash Flow Growth ETF

Supplement dated January 2, 2025, to the Prospectus dated December 2, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 26 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Short-Term Bond ETF

VictoryShares Core Intermediate Bond ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 37 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Core Plus Intermediate Bond ETF

VictoryShares Corporate Bond ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 38 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares THB Mid Cap ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 26 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Free Cash Flow ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 27 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Small Cap Free Cash Flow ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 27 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares WestEnd U.S. Sector ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 31 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA. The Global Industry Classification Standard (“GICS® ”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI®”) and Standard & Poors (“S&P”). Neither GICS®, MSCI nor S&P are affiliated with the Fund, Victory Capital or WestEnd.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares WestEnd Global Equity ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 32 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA. The Global Industry Classification Standard (“GICS® ”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI®”) and Standard & Poors (“S&P”). Neither GICS®, MSCI nor S&P are affiliated with the Fund, Victory Capital or WestEnd.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares WestEnd Economic Cycle Bond ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 30 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Hedged Equity Income ETF

Supplement dated January 2, 2025, to the Prospectus dated November 1, 2024

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the disclosure under the subsection titled “Other Disclosures” on page 23 of the Prospectus is deleted and replaced with the following:

Victory Capital means Victory Capital Management Inc., the investment adviser of the VictoryShares ETFs. VictoryShares ETFs are distributed by Victory Capital Services, Inc. (“VCS”) an affiliate of Victory Capital. VCS is a member of FINRA.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

Victory Market Neutral Income Fund

Victory US 500 Enhanced Volatility Wtd Index Fund

Supplement dated January 2, 2025,

to the Statement of Additional Information dated November 1, 2024 (“SAI”)

Effective at the close of business on December 31, 2024, Leigh A. Wilson retired from the Board of Trustees of Victory Portfolios II. All references to Mr. Wilson listed in the SAI are deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares WestEnd U.S. Sector ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares WestEnd Global Equity ETF
VictoryShares Dividend Accelerator ETF	VictoryShares WestEnd Economic Cycle Bond ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares Hedged Equity Income ETF

Supplement dated January 2, 2025,

to the Statement of Additional Information dated November 1, 2024 (“SAI”)

Effective at the close of business on December 31, 2024, Leigh A. Wilson retired from the Board of Trustees of Victory Portfolios II. All references to Mr. Wilson listed in the SAI are deleted.

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the first sentence under the subsection titled “Distributor” on page 60 of the SAI is deleted and replaced with the following:

Victory Capital Services, Inc., an affiliate of the Adviser, serves as the distributor of Creation Units (the “Distributor”) for the Funds on an agency basis.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares US Value Momentum ETF

VictoryShares US Small Mid Cap Value Momentum ETF

VictoryShares International Value Momentum ETF

VictoryShares Emerging Markets Value Momentum ETF

VictoryShares Short-Term Bond ETF

VictoryShares Core Intermediate Bond ETF

VictoryShares Free Cash Flow ETF

VictoryShares Small Cap Free Cash Flow ETF

Supplement dated January 2, 2025, to the

Statement of Additional Information dated November 1, 2024 (“SAI”)

Effective at the close of business on December 31, 2024, Leigh A. Wilson retired from the Board of Trustees of Victory Portfolios II. All references to Mr. Wilson listed in the SAI are deleted.

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the first sentence under the subsection titled “Distributor” on page 52 of the SAI is deleted and replaced with the following:

Victory Capital Services, Inc., an affiliate of the Adviser, serves as the distributor of Creation Units (the “Distributor”) for the Funds on an agency basis.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Free Cash Flow Growth ETF

Supplement dated January 2, 2025, to the

Statement of Additional Information dated December 2, 2024 (“SAI”)

Effective at the close of business on December 31, 2024, Leigh A. Wilson retired from the Board of Trustees of Victory Portfolios II. All references to Mr. Wilson listed in the SAI are deleted.

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the first sentence under the subsection titled “Distributor” on page 41 of the SAI is deleted and replaced with the following:

Victory Capital Services, Inc., an affiliate of the Adviser, serves as the distributor of Creation Units (the “Distributor”) for the Funds on an agency basis.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares Core Plus Intermediate Bond ETF

VictoryShares Corporate Bond ETF

VictoryShares THB Mid Cap ETF

Supplement dated January 2, 2025,

to the Statement of Additional Information dated November 1, 2024 (“SAI”)

Effective at the close of business on December 31, 2024, Leigh A. Wilson retired from the Board of Trustees of Victory Portfolios II. All references to Mr. Wilson listed in the SAI are deleted.

Effective on or about February 28, 2025, Foreside Fund Services, LLC will no longer serve as the distributor to the funds; and therefore, the first sentence under the subsection titled “Distributor” on page 46 of the SAI is deleted and replaced with the following:

Victory Capital Services, Inc., an affiliate of the Adviser, serves as the distributor of Creation Units (the “Distributor”) for the Funds on an agency basis.

If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.